Net Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Disclosure of Net Earnings (Loss) Per Share [Abstract]
NET EARNINGS (LOSS) PER SHARE

NOTE 26: NET EARNINGS (LOSS) PER SHARE

Details of the number of shares and income (loss) used in the computation of net earnings (loss) per share are as follows:

	Year ended December 31,
	2022	2021
Net income (loss)	(239,050)	22,130
Weighted average number of common shares outstanding - basic	207,776,000	157,652,000
The effect of dilutive potential common shares	—	11,740,000
Weighted average number of common shares outstanding - diluted	207,776,000	169,392,000
Basic (loss) earnings per share	(1.15)	0.14
Diluted (loss) earnings per share	(1.15)	0.13

For the year ended December 31, 2022, potentially dilutive securities have not been included in the calculation of diluted earnings (loss) per share because their effect is antidilutive. The additional potentially dilutive securities that would have been included in the calculation for diluted earnings per share had their effect not been anti-dilutive, for the year ended December 31, 2022, would have totaled approximately 1,748,000.